Accounting Principles (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Going concern

Going concern

To date, we have not generated any product revenue and we continue to prepare the potential launch of our Viaskin® Peanut product candidate in North America planned in 2020 for which its BLA submission to the US FDA is expected in the third quarter of 2019. We expect operating losses to continue for the foreseeable future. Current cash-on-hand and cash equivalents are not projected to be sufficient to support our operating plan for the next 12 months despite additional funds raised in March 2018. We expect to be short in cash during the fourth quarter of 2019. As such, there is substantial doubt regarding our ability to continue as a going concern.

We expect to seek additional funds, most likely from equity and/or debt financings. However, no assurance can be given at this time as to whether we will be able to achieve these financing objectives.

Our financial statements have been prepared on a going concern basis assuming that we will be successful in our financing objectives. As such, no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should we not be able to continue as a going concern.

Refer to the liquidity risk disclosed in Note 23.

Intangible Assets

3.1 Intangible Assets

In application of the provisions in IAS 38 Intangible Assets (“IAS 38”), intangible assets acquired are recorded as assets on the Consolidated Statements of Financial Position at their acquisition cost.

Research and Development Expenses

Research expenses are recorded in the Financial Statements as expenses.

In accordance with IAS 38, development expenses are recorded in the Financial Statements as intangible assets only if all the following criteria are met:

(a)	technical feasibility necessary for the completion of the development project;

(b)	intention on the part of the Company to complete the project and to utilize it;

(c)	capacity to utilize the intangible asset;

(d)	proof of the probability of future economic benefits associated with the asset;

(e)	availability of the technical, financial, and other resources for completing the project; and

(f)	reliable evaluation of the development expenses.

Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 are only fulfilled once the Market Access Authorization has been obtained from the competent authorities.

The application of this principle has resulted in all development costs being expensed as incurred.

Software

The costs related to the acquisition of licenses to software are posted to assets on the basis of the costs incurred to acquire and to implement the software in question.

They are amortized using the straight-line method over a period of one to three years depending on the anticipated period of use.

Property, Plant, and Equipment

3.2 Property, Plant, and Equipment

Property, plant, and equipment are recorded at their acquisition cost or, if applicable, at their production cost.

Property, plant, and equipment are depreciated on the basis of the straight-line method over the estimated use period of the property. The fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.

The depreciation periods used are the following:

PROPERTY, PLANT, AND EQUIPMENT ITEM PERIOD	DEPRECIATION

Fixtures and improvements in structures	9 years

Research and development / production tools	5 years

Research equipment and technical facilities	5 years

Computer equipment	3 years

Office equipment and furniture	5 years

Financial Assets

3.3 Financial Assets

IFRS 9 replaces IAS 39—Financial Instruments: Recognition and Measurement. IFRS 9 defines the rules applicable to the classification and recognition of financial instruments, the impairment of financial assets (using a model of expected losses to replace the model of losses incurred) as well as hedge accounting. This new standard is mandatorily effective for annual periods beginning on or after January 1st, 2018. The Company did not elect for early application of IFRS 9.

As part of the application of IFRS 9, the Company reviewed the method of accounting for financial instruments that were previously classified as “Available-for-sale financial assets”. These instruments are now recognized as “financial assets at fair value through profit or loss”.

The Company do not hold any hedging instrument as of January 1, 2018 and as of December 31, 2018.

As of December 31, 2018, financial assets can be classified into three categories:

Financial assets at amortized cost

Financial assets at amortized cost are mainly cash and cash equivalent, loans and receivables, measured at amortized cost using the effective interest rate method, adjusted for expected credit losses and at initial recognition at their fair value (acquisition cost and transaction costs).

Interest recognized at the effective interest rate is recognized under “Other financial income and expenses” in the statement of profit and loss.

Financial assets at fair value through profit or loss:

Financial assets at fair value through profit or loss is comprised of:

•	instruments whose contractual cash flows represent payments of interest or repayments of principal, but which are managed other than with a view to collecting cash flows and/or selling the asset;

•	instruments that management has designated as ‘fair value through profit or loss” on initial recognition.

Gains and losses arising from changes in fair value are recognized in profit or loss within the line items Financial income or Financial expenses.

Financial assets at fair value through other comprehensive income mainly comprise:

Financial assets at fair value through other comprehensive income is mainly comprised is composed of debt instruments whose contractual cash flows represent payments of interest or repayments of principal, and which are managed with a view to collecting cash flows and selling the asset. Gains and losses arising from changes in fair value are recognized in equity within the statement of comprehensive income in the period in which they occur. When such assets are derecognized, the cumulative gains and losses previously recognized in equity are reclassified to profit or loss for the period within the line items Financial income or Financial expenses. The Company does not hold this type of instrument as of January 1, 2018 and as of December 31, 2018.

Impairment of financial assets measured at amortized cost

The Company considers that a financial asset is impaired according to the expected loss method in order to take into account any defaults during the asset holding period. The amount of the expected loss is recognized in the balance sheet. Impairment losses are recognized in profit or loss.

Recoverable Amount of the Intangible Assets and Property, Plant, and Equipment

3.4 Recoverable Amount of the Intangible Assets and Property, Plant, and Equipment

The property, plant, and equipment and intangible assets that have an established lifetime are subjected to an impairment test when the recoverability of their book value is called into question by the existence of indications of impairment. An impairment is posted to the accounts up to the amount of the excess of the book value over the recoverable value of the asset. The recoverable value of an asset corresponds to its fair value minus the costs of sale or its use value, whichever is higher.

Inventories and Work in Progress

3.5 Inventories and Work in Progress

Inventories are measured at production costs calculated using the first-in, first-out method. It includes acquisition costs, processing costs and other costs incurred in bringing the inventories to their present location and condition.

Depreciation may be recorded on finished goods and work in progress (i) if their production value is greater than their net realizable value, we estimate that the estimated costs for finalization and the estimated costs for the sale, or (ii) if certain products are no longer used by the company, otherwise they are perishable.

At December 31, 2018, inventories were exclusively composed of work in progress relating to the production of the first batches that may be used for the commercialization and secondly to requalified batches that are not intended to be commercialized, which were fully depreciated.

Share Capital

3.6 Share Capital

Common shares are classified under Shareholders’ Equity. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recorded in the Financial Statements in Shareholders’ Equity as a deduction from the revenue from the issue, net of tax.

Payments in Shares

3.7 Payments in Shares

Since its incorporation, the Company has established several plans for compensation paid in equity instruments in the form of employee warrants (bons de souscription de parts de créateur d’entreprise or “BSPCEs”) granted to employees and/or executives and in the form of “share warrants” (bons de souscription d’actions or “BSAs”) granted to non-employee members of the Board of Directors and scientific consultants.

Pursuant to IFRS 2 Share-based payment (“IFRS 2”), the cost of the transactions paid with equity instruments is posted to the accounts as an expense in exchange for an increase in the Shareholders’ Equity for the period during which the rights to be benefited from the equity instruments are acquired.

The Company has applied IFRS 2 to all equity instruments granted since 2002 to corporate officers, members of the Scientific Committee and employees of the Company, as well as to certain persons bound by a service or investment contract. consultant to the Company.

The options are not subject to any market conditions. The characteristics of the options are presented in Note 17.

Recognition and measurement of Financial Liabilities

3.9 Recognition and measurement of Financial Liabilities

Non-derivative financial liabilities

Other non-derivative financial liabilities include trade accounts payable, which are measured at fair value (which in most cases equates to face value) on initial recognition, and subsequently at amortized cost.

Borrowings and debt

Bank borrowings and debt instruments are initially measured at fair value of the consideration received, net of directly attributable transaction costs. Subsequently, they are measured at amortized cost using the effective interest method. All costs related to the issuance of borrowings or debt instruments, and all differences between the issue proceeds net of transaction costs and the value on redemption, are recognized within Financial expenses in the income statement over the term of the debt using the effective interest method.

Subsidies and Conditional Advances

3.10 Subsidies and Conditional Advances

Subsidies

The Company receives assistance in the form of subsidies, which are grants that are not repayable by the Company. The subsidies are recognized when there is reasonable assurance that:

•	the Company will comply with the conditions attached to the subsidies, and

•	the subsidies will be received.

Subsidies that are upfront non-refundable payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.

A public subsidy that is to be received (e.g. from OSEO, the French Agency for Innovation) either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated expenses or losses, is recognized as other income ratably over the duration of the funded project.

Conditional advances

The Company also receives from time to time assistance in the form of conditional advances, which are advances repayable in whole or in part based upon acknowledgment by the funder of a technical or commercial success of the related project by the funding entity. The details concerning the conditional advances are provided in Note 11.

The amount resulting from the deemed benefit of the interest-free nature of the award is considered a subsidy for accounting purposes. This deemed benefit is determined by applying a discount rate equal to the rate of fungible treasury bonds over the time period that corresponds to the time period of the repayment of the advances.

In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company makes a new calculation of the net book value of the debt resulting from the discounting of the expected new future cash flows. The adjustment that results therefrom is recognized in the income statement for the fiscal year during which the modification is recognized.

The conditional advances that can be subject to this type of modification are the with Compagnie Française d’Assurance pour le Commerce Extérieur (“COFACE”) advances presented in Note 11. The agreement with COFACE terminated on December 31, 2016.

Provisions

3.11 Provisions

Provisions for Risks and Expenses

The provisions for risks and lawsuits correspond to the commitments resulting from lawsuits and various risks whose due dates and amounts are uncertain.

A provision is posted to the accounts when the Company has a legal or implicit obligation to a third party resulting from a past event, concerning which it is likely or certain that it will cause an outflow of resources to that third party, without consideration that is anticipated to be at least equivalent to the latter, and that the future outflows of liquid assets can be estimated reliably.

The amount recorded in the accounts as a provision is the best estimation of the expenses necessary to extinguish the obligation.

Pension Retirement Obligations

The employees of the Company receive the retirement benefits stipulated by law in France:

•	obtaining a compensation paid by the Company to employees upon their retirement (defined-benefit plan);

•	payment of retirement pensions by the Social Security agencies, which are financed by the contributions made by companies and employees (defined-contribution plans).

For the defined-benefit plans, the costs of the retirement benefits are estimated by using the projected credit unit method. According to this method, the cost of the retirement pensions is recognized in the Consolidated Statement of (Loss) so that it is distributed uniformly over the term of the services of the employees. The retirement benefit commitments are valued at the current value of the future payments estimated using, for the discounting, the market rate based on the long-term obligations of the first-category companies with a term that corresponds to that estimated for the payment of the services provided.

The Company relies on external actuaries to conduct an annual review of the valuation of these plans.

The difference between the amount of the provision at the beginning of a fiscal year and at the close of that year is recognized through profit or loss for the portion representing the costs of services rendered and through other comprehensive income for the portion representing the actual gains and losses.

The Company’s payments for the defined-contribution plans are recognized as expenses on the income statement of the period with which they are associated.

Revenue

3.12 Revenue

IFRS 15 became applicable on January 1, 2018, requiring the Company to update its accounting policies on revenue.

The concepts of “transfer of control,” which is used primarily to determine the date of revenue recognition, and “performance obligations” do not call for any change in the accounting treatment of the Company’s contracts. The concept of “variable consideration” does not materially alter the principles and methods used to measure net sales.

Other Income

3.13 Other Income

Subsidies

Since it was formed, because of its innovative character, the Company has received a certain number of sources of assistance or subsidies from the central government or from local public authorities such as OSEO or the Banque Publique d’Investissement, intended to finance its operations or the recruitment of specific personnel.

When the obtention of the subsidy is reasonably certain, these subsidies are recognized as “Other income” during the calendar year over which the corresponding expenses or expenditures were recorded.

Research Tax Credit

The Research Tax Credit (Crédit d’Impôt Recherche, CIR) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Community or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, as applicable, can be reimbursed for the excess portion. The expenditures taken into account for the calculation of the research tax credit involve only research expenses.

The Company has received the Research Tax Credit annually since it was formed.

The Company received the reimbursement of the 2015 Research Tax Credit for an amount of €5.7 million during the year 2016.

The Company received the reimbursement of the 2016 Research Tax Credit for an amount of €7.3 million during the year 2017.

The Company received the reimbursement of the 2017 Research Tax Credit for an amount of €9.5 million during the year 2018.

The Company will request the reimbursement of the 2018 Research Tax Credit for an amount of €10.8 million during the year 2019, under the community tax rules for small and medium firms in compliance with the regulatory texts applicable.

Collaboration agreement with Nestlé Health Science

On May 31, 2016, the Company announced its entry into an exclusive global collaboration with Nestlé Health Science to develop MAG1C, a ready-to-use and standardized atopy patch test tool for the diagnosis of cow’s milk protein allergy in infants and toddlers. Under the terms of the exclusive collaboration, we are responsible for leading the development activities of MAG1C up through a pivotal Phase III clinical program, and if the appropriate regulatory approvals are received, Nestlé Health Science will support the commercialization of MAG1C globally, while prioritizing certain agreed-upon countries. The Company entered into an amendment with Nestlé Health Science on July 12, 2018. The Company is eligible to receive up to €100.0 million in potential development, clinical, regulatory and commercial milestones, inclusive of a non-refundableupfront payment of €10.0 million that the Company received in July 2016.

Regarding the first application of IFRS 15 on January 1, 2018, an analysis has been completed on performance conditions, revenue recognition method for milestones payment and on the sale price allocation for the collaboration contract signed with Nestlé in 2016. It has been determined that the license and developments to be made by the Company are a unique performance obligation.

As a result, the Company has concluded that under IFRS 15, revenue related to the contract will be recognized progressively, up to the costs incurred by the Company at the end of 2018. No margin is recognized at this stage of the development. Deferred revenue is recognized and reversed over the period in which there is a contractual obligation.

This this agreement is not considered an onerous contract for the year-ended December 31,2018.

As a result, the application of IFRS 15 had no impact on the financial statements as at December 31, 2018, and retrospectively as at December 31, 2017.

Rental Agreements

3.14 Rental Agreements

The rental agreements involving property, plant, and equipment are classified as finance lease agreements when the Company bears a substantial portion of all the benefits and risks inherent in the ownership of the property. The assets that are covered under financing lease agreements are capitalized as of the beginning date of the rental agreement on the basis of the fair value of the rented asset or the discounted values of the future minimum payments, whichever is lower. Each rental payment is distributed between the debt and the financial cost in such a manner as to determine a constant interest rate on the principal that remains due. The corresponding rental obligations, net of the financial expenses, are classified as financial liabilities. The portion of the financial expense that corresponds to the interest is recognized as an expense over the term of the agreement. The property, plant, or equipment acquired within the framework of a finance lease agreement is amortized over the use period or the term of the lease agreement, whichever is shorter.

The rental agreements for which a significant portion of the risks and advantages is preserved by the lessor are classified as ordinary rental agreements. The payments made for these ordinary rental agreements, net of any incentive measures, are recognized as expenses on the income statement in a linear manner over the term of the agreement.

Taxes

3.15 Taxes

Income Tax

Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of the assets and liabilities that appear in the financial statements. The primary temporary differences are related to the tax losses that can be carried forward or backward. The tax rates that have been ratified by a legal text as of the closing date are utilized to determine the deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is likely that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow income projections judged to be sufficiently reliable to be made, the Company has not recognized deferred tax assets in relation to tax losses carryforward in the Consolidated Statements of Financial Position.

Segment Information

3.16 Segment Information

The Company operates in a single operating segment: the conducting of research and development of epicutaneous immunotherapy products in order to market them in the future. The assets, liabilities, and operating losses recognized are primarily located in France.

Other Items in the Comprehensive (or Loss)

3.17 Other Items in the Comprehensive (or Loss)

The revenue and expense items for the period that are not posted in the Consolidated Statements of (Loss) as stipulated by the applicable standards are presented, as necessary, under the rubric “Other items in the comprehensive (or loss).”

Use of Estimates

3.18 Use of Estimates

The preparation of our Financial Statements requires the management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, revenue and expenses. Estimates and assumptions are based on historical experience and other factors that management believes to be reasonable under the circumstances. Estimates and assumptions are measured on an ongoing basis. Actual results may differ from these estimates.

These estimates and judgments mainly involve:

•	an estimate of time and costs required to complete the collaboration agreement with Nestlé Health Science;

•

a valuation of the fair value of the employee warrants (BSPCEs) granted to employees and/or executives and share warrants (BSAs) granted to non-employee members of the Board of Directors and scientific consultants and to service providers, performed on the basis of actuarial models; these models require the use by the Company of certain calculation assumptions such as the expected volatility of the security and assumptions concerning the achievement of performance criteria;

•	an estimate of the expected dates of achievement of the performance conditions for the duration of the spillover from the granting of stock options and free shares;

•

an estimate of the Research Tax Credit based on internal and external expenses incurred by the Company during the year. Only eligible research expenses are included in the calculation of the research tax credit;

•	an estimate of provisions.

Presentation of Financial Assets and Financial Liabilities Measured at Fair Value

3.19 Presentation of Financial Assets and Financial Liabilities Measured at Fair Value

In accordance with the amendments to IFRS 7, financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:

•	level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;

•	level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;

•	level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.

Subsequent events

3.20 Subsequent events

The Consolidated Statements of Financial Position and the Consolidated Statements of (Loss) of the Company are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date. The adjustments are made until the date the financial statements are approved and authorized for issuance by the Board of Directors.